Leases, Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	$ 170	$ 282
Short-term lease expense	$ 31	$ 52